UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):                    [ ] is a restatement.
                                                     [ ] adds new holdings
                                                         entries.
Institutional Investment Manager Filing this Report.

Name:             Pichin Corp. (as sponsor of the TWA Retirement Plans)
Address:          100 South Bedford Road
                  Mt. Kisco, NY  10549

Form 13F File Number:  28-3758

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Edward E. Mattner
Title:            President and Treasurer
Phone:            (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner                  New York, New York               02/13/01
[Signature]                               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


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



[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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



                                                           Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:                                74

Form 13F Information Table Value Total:                                $303,637
                                                                     (thousands)


List of Other Included Managers:  None


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

                                                   FORM 13F INFORMATION TABLE
                                             AS OF DECEMBER 31, 2000 (SEC USE ONLY)
                        NAME OF REPORTING MANAGER:  Pichin Corp. (as Sponsor of the TWA Retirement Plan)
                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS             VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                  AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V             (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined    (c)
                                                            (a)        in In-   Shared             (a)        (b)        (c)
                                                            Sole       str. V   Other              Sole       Shared     None



AFLAC Inc.      Com        001055102  13,264     183,750    X                                      183,750

AT&T Corp.      Com        001957109   5,175     300,000    X                                      300,000

Agilent         Com        00846U101     317       5,797    X                                        5,797
Technologies
Inc.

American        Com        025816109  16,481     300,000    X                                      300,000
  Express Co.

Avaya, Inc.     Com        053499109     223      21,605    X                                       21,605

Avnet, Inc.     Com        053807103     443      20,612    X                                       20,612

BCE Inc.        Com        05534B109   5,788     200,000    X                                      200,000

BHC             Cl A       055448104     288       2,230    X                                        2,230
Communications
Inc.

BP Amoco        Sponsored  055622104   1,711      35,730    X                                       35,730
  P L C         ADR

Baker Hughes    Com        057224107   4,156     100,000    X                                      100,000
  Inc.

Bank of America Com        060505104     593      12,918    X                                       12,918
  Corp.

Bank One        Com        06423A103   4,251     116,068    X                                      116,068
  Corp.

Canadian PAC
  Ltd. New      Com        135923100   5,713     200,000    X                                      200,000

Chevron         Com        166751107     439       5,200    X                                        5,200
  Corporation

City Investing  Unit Ben   177900107      73      55,700    X                                       55,700
  Co. Liq. Tr.  Int

Coca Cola
  Enterprises
  Inc.          Com        191219104   5,700     300,000    X                                      300,000

Conoco Inc.     Cl B       208251405  10,664     368,525    X                                      368,525

Corning Inc.    Com        219350105  31,688     600,000    X                                      600,000

Covance Inc.    Com        222816100     538      50,000    X                                       50,000

Delphi          Com        247126105   1,573     139,786    X                                      139,786
Automotive
Sys. Corp.

DuPont E.I.
  De Nemours
  & Co.         Com        263534109   8,753     181,170    X                                      181,170

El Paso Energy
  Corp. Del.    Com        283905107   1,665      23,250    X                                       23,250




Emerging Mkts
  Telecommuni-
  cations       Com        290887108     323      39,759    X                                       39,759

Fedex Corp.     Com        31428X106     870      21,760    X                                       21,760

General Mtrs.
  Corp.         Com        370442105   7,915     155,379    X                                      155,379

General Mtrs.
Corp.           CL H NEW   370442832   3,279     142,563    X                                      142,563

Golden West
  Finl Corp.
  Del.          Com        381317106   6,075      90,000    X                                       90,000

Grant Prideco   Com        38821G101     567      25,840    X                                       25,840
 Inc.

Hewlett Packard
  Co.           Com        428236103     960      30,400    X                                       30,400

Home Depot
  Inc.          Com        437076102   1,061      23,223    X                                       23,223

Imperial Oil
  Ltd.          Com New    453038408     545      20,718    X                                       20,718

International
  Business
  Machines      Com        459200101  34,000     400,000    X                                      400,000

Isco Inc.       Com        464268101     389      55,545    X                                       55,545

IT Group Inc.   Com        465266104     274      54,780    X                                       54,780

Kaneb Services
  Inc.          Com        484170105     607     103,300    X                                      103,300

Kerr McGee
  Corp.         Com        492386107   4,967      74,200    X                                       74,200

Keycorp New     Com        493267108     627      22,400    X                                       22,400

Koninklijke     Sponsored  500472204  25,880     713,920    X                                      713,920
  Philips       ADR New
  Electrs NV

Lehman Bros
  Hldgs Inc.    Com        524908100   4,058      60,000    X                                       60,000

Lockheed
Martin Corp.    Com        539830109   9,399     276,836    X                                      276,836

Lucent Tech-
nologies Inc.   Com        549463107   3,500     259,264    X                                      259,264

Magna Entnt
 Corp.          Cl A       559211107      95      20,000    X                                       20,000

Magna Intl
  Inc.          Cl A       559222401   4,194     100,000    X                                      100,000

Martin
  Marietta
  Matls Inc.    Com        573284106   3,588      84,827    X                                       84,827

Merck & Co.
  Inc.          Com        589331107   1,685      18,000    X                                       18,000

Mitchell
  Energy &
  Dev Corp.     CL A       606592202   5,911      96,500    X                                       96,500


Morgan J P &
  Co., Inc.     Com        616880100     298       1,800    X                                        1,800

Morgan Stanley
D Witter, India Com        61745C105     112      10,151    X                                       10,151

Motorola Inc.   Com        620076109     911      45,000    X                                       45,000

NCR Corp. New   Com        62886E108     614      12,500    X                                       12,500

NL Inds Inc.    Com New    629156407   1,698      70,000    X                                       70,000

Newport News
 Shipbuilding
 Inc.           Com        652228107   1,300      25,000    X                                       25,000

Nortel Networks
Corp. New       Com        656568102  10,070     314,077    X                                      314,077

Occidental Pete
  Corp. Del     Com        674599105   1,940      80,000    X                                       80,000

Omnicom Group
  Inc.          Com        681919106   4,973      60,000    X                                       60,000

Pactiv Corp.    Com        695257105   1,547     125,000    X                                      125,000

Pall Corp.      Com        696429307   1,093      51,300    X                                       51,300

Parker
  Drilling Co.  Com        701081101     633     125,000    X                                      125,000

Penn Traffic
  Co. New       Com New    707832200     325      66,581    X                                       66,581

Quest
  Diagnostics
  Inc.          Com        74834L100   3,550      25,000    X                                       25,000

Raytheon Co.    CL A       755111309     370      12,754    X                                       12,754

Repsol YPF S A  Sponsored  76026T205     387      24,000    X                                       24,000
                ADR

San Juan        Unit       798241105     961      76,100    X                                       76,100
  Basin Rty Tr  BenInt

Shell Trans &   New Yrk    822703609     889      18,000    X                                       18,000
  Trading PLC   Sh New

Telefonos de    SPON ADR
  Mexico SA     ORD L      879403780   4,603     102,000    X                                      102,000


Tenneco
Automotive Inc. Com        880349105      75      25,000    X                                       25,000

US Bancorp
  Del           Com        902973106   6,967     238,701    X                                      238,701

Ultramar
  Diamond
  Shamrock
  Corp.         Com        904000106   3,779     122,400    X                                      122,400

Unionbancal
  Corp.         Com        908906100     596      24,750    X                                       24,750

Unisys Corp.    Com        909214108  10,433     713,382    X                                      713,382

United
  Television
  Inc.          Com        913066106   2,796      24,100    X                                       24,100

Viacom Inc.     CL B       925524308     507      10,850    X                                       10,850

Weatherford
  Intl, Inc.    Com        947074100   1,221      25,840    X                                       25,840

Winnebago
 Inds Inc.      Com        974637100     724      41,200    X                                       41,200

                TOTAL                 303,637
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